Statement of Changes in Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
Statement of Changes in Net Assets Available for Benefits
Net appreciation in fair value of investments	$ 6,048,821
Interest and dividends from investments and notes receivable from participants	2,443,000
Investment income	8,491,821
Employer	716,383
Participants	726,176
Total contributions	1,442,559
Total additions	9,934,380
Benefits paid to participants	3,306,933
Administrative expenses	2,250
Total deductions	3,309,183
Increase in net assets available for benefits	6,625,197
Net assets available for benefits, beginning of year	37,725,676
Net assets available for benefits, end of year	$ 44,350,873